PROVISION FOR EMPLOYEE BENEFITS - Share based payments (Details)	12 Months Ended
	Dec. 31, 2021 TRY (₺) ₺ / shares
PROVISION FOR EMPLOYEE BENEFITS
Units granted | ₺	2,741,112
Units vested | ₺	(743,681)
Units forfeited (not yet vested) (*) | ₺	(317,310)	[1]
Outstanding as of 31 December 2021 | ₺	1,680,121
Units granted | ₺ / shares	₺ 114.66
Units vested | ₺ / shares	114.66
Units forfeited (not yet vested) (*) | ₺ / shares	114.66	[1]
Outstanding as of 31 December 2021 | ₺ / shares	₺ 114.66

[1]	Forfeited but not yet vested units consist of granted units on 25 March 2021 and forfeited before vesting period.